NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2016
Notes Payable [Abstract]
Schedule of Notes Payable	Notes payable — short and long term portion consisted of the following:
	December 31, 2016	December 31, 2015
Total notes payable	$-	$17,319
Less: current portion	-	(17,319)
Long term portion	$-	$-